Share capital, Treasury Shares and Capital Reserve and Share-Based Payment Reserve (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury Shares [Abstract]
Treasury shares (in shares)	14,573,890	9,639,056	2,626,651